SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Amortized) (Details)	12 Months Ended
Dec. 31, 2019
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	4 years
Technology Services [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	6 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	5 years